SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) - ₪ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of shares upon exercise
Outstanding at beginning of year	1,736,143	2,189,297	1,959,014
Granted		62,200	676,550
Forfeited	(59,107)	(414,617)	(346,750)
Exercised	(223,295)	(100,737)	(99,517)
Outstanding at end of year	1,453,741	1,736,143	2,189,297
Exercisable at end of year	1,240,005	1,281,665	1,274,649
Vested and expected to vest	1,442,990	1,464,802	1,607,782
Weighted average exercise price
Outstanding at beginning of year	₪ 7.26	₪ 7.63	₪ 8.24
Granted		5.91	4.93
Forfeited	10.05	9.79	7.01
Exercised	4.36	4.07	3.56
Outstanding at end of year	7.59	7.26	7.63
Exercisable at end of year	8.01	8.02	9.26
Vested and expected to vest	₪ 7.61	₪ 7.65	₪ 8.44